Provisions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Provisions
Schedule of provisions
	As at 30 June 2022 unaudited £’000	As at 31 December 2021 £’000
Opening provision at 1 January	50	50
Provision released during the period	(7)	-
	43	50

	2021 £’000	2020 £’000	2019 £’000
Opening provision at 1 January	50	97	165
Utilisation of provision	–	(97)
Provision recognised/(released) in the year	–	50	(68)
At 31 December	50	50	97
Less: non-current portion	–	(50)	–
Current portion	50	–	97